Exceptional items	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Exceptional items
Exceptional items
Exceptional items are made up as follows:

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
Investigation of strategic opportunities (1)	18.8	7.0	7.7	—	1.3
Supply chain reconfiguration (2)	14.0	84.3	—	—	—
Findus Group integration costs (3)	15.1	29.6	4.5	—	—
Costs related to transactions (4)	3.2	4.8	34.1	0.7	3.8
Costs related to long-term management incentive plans (5)	—	1.9	3.5	—	22.9
Other restructuring costs (6)	—	(1.0)	8.9	—	—
Cisterna fire net (income)/costs (7)	—	(4.3)	(2.5)	—	1.3
Impairment of intangible assets (8)	—	—	—	—	55.0
Settlement of legacy matters (9)	(5.6)	1.8	1.9	—	—
Remeasurement of indemnification assets (10)	(8.3)	10.4	—	—	—
Total exceptional items	37.2	134.5	58.1	0.7	84.3

(1)	Investigation of strategic opportunities
Successor
The Company incurred charges of €18.8 million in the year ended December 31, 2017 in relation to the implementation of the Nomad strategic vision, which primarily relates to changes to the organizational structure to align behind core products and implement net revenue management initiatives (2016: €7.0 million, 2015: €7.7 million). The prior periods exclude costs associated with legacy matters which are now allocated to (9), which has reduced the 2016 charge from €8.8 million to €7.0 million and the 2015 charge from €9.6 million to €7.7 million.
Predecessor
For the five months ended May 31, 2015 the Iglo Group incurred charges of €1.3 million in relation to a strategic review of the Iglo Group’s operations and other items. The charges include costs incurred as a result of the decision to cease marketing its products in Romania, Slovakia and Turkey on November 27, 2014, amounts in relation to tax matters from previous accounting periods and costs related to the implementation of the Better Meals Together strategy.

(2)	Supply chain reconfiguration
Successor
Supply chain reconfiguration relates to large scale restructuring projects undertaken by the Company to optimize the supply chain. A charge of €14.0 million has been incurred in relation to restructuring activities for the year ended December 31, 2017, which relates to the closure of the Bjuv manufacturing facility.
A charge of €84.3 million was incurred in the year ended December 31, 2016, of which €54.0 million was incurred in relation to restructuring activities, primarily relating to the closure of the Bjuv manufacturing facility. A further €30.3 million was incurred for an onerous contract that relates to the renegotiation of the Company’s agreements with a third party for the use of a warehouse facility.

(3)	Findus Group integration costs
Successor
Following the acquisition of the Findus Group on November 2, 2015, the Company initiated a substantial integration project. Costs of €15.1 million have been incurred in the year ended December 31, 2017. For the year ended December 31, 2016 costs of €29.6 million were incurred. For the nine months ended December 31, 2015 costs of €4.5 million were incurred. Costs incurred in 2017 primarily relate to the rollout of the Nomad ERP system.

(4)	Costs related to transactions
Successor
The charge for the year ended December 31, 2017, relates to enhanced control compliance procedures in territories. For the year ended December 31, 2016 and the nine months ended December 31, 2015, costs related to transactions primarily relates to the acquisition of the Iglo Group. For the year ended March 31, 2015 the Iglo Group incurred a charge of €0.7 million in relation to acquisition and sale transactions.
Predecessor
In 2015, a €3.8 million charge was incurred relating to the payment of registration tax assessed as a result of the CSI (Findus Italy) acquisition. The Iglo Group appealed the rulings and elected to pay the assessed taxes in order to avoid incurring penalties and interest.

(5)	Costs related to long-term management incentive plans
Successor
Subsequent to the sale of Iglo and specific to the terms of a Predecessor incentive scheme, management participated in an incentive scheme for which the Company incurred charges €1.9 million in the year ended December 31, 2016 and €3.5 million in the nine months ended December 31, 2015. Refer to Note 8 for more details on the management incentive scheme which ended in May 2016.
Predecessor
The Iglo Acquisition on June 1, 2015 was a triggering event under the main incentive schemes following which the majority of management incentive schemes provisions were paid. The completion of the sale was a triggering event under the cash settled schemes.
A charge of €22.9 million in the five months ended May 31, 2015 represents an accelerated charge to align the cumulative charges recognized to the amount that was paid in June 2015 of €19.7 million. In addition, as a result of the terms of the sale, vesting of the equity settled share based payment scheme was accelerated. The non-cash charge of €3.2 million in the five months ended May 31, 2015 reflects the vesting of non-forfeited interests in this scheme. There were no associated exercises made in relation to the scheme due to the fact that market performance conditions were not met.

(6)	Other restructuring costs
Successor
A credit of €1.0 million was recognized in the year ended December 31, 2016 related to the release of provisions for restructuring activities in the UK and German factories. For the nine months ended December 31, 2015, costs related to restructuring activities in the German, UK and Italian factories were €8.9 million.

(7)	Cisterna fire net (income)/costs
Successor
A €4.3 million net income was recognized for the year ended December 31, 2016 in relation to the August 2014 fire insurance claim in the Italian production facility. A €2.5 million net income was recognized for the nine months ended December 31, 2015.
Predecessor
In the five months ended May 31, 2015 , the Iglo Group incurred charges of €1.3 million in relation to a fire in August 2014 in the Italian production facility which produces Findus branded stock for sale in Italy. The charges include the cost of stock damaged by the fire, the impairment of property as well as ongoing incremental costs incurred as a result of the disruption to operations. The Company has insurance policies in place covering the stock, property and loss of earnings for which claims are almost complete. The proceeds of these claims could not be recognized until the recoverable amount was judged to be virtually certain. No further costs are expected to arise from this incident and any future income from insurance claims is expected to be insignificant.

(8)	Impairment of intangible assets
Predecessor
As a result of circumstances identified during the five months ended May 31, 2015 it was noted that the recoverable amount of the Italian intangible assets held prior to the Iglo Acquisition were lower than the values previously carried in the Iglo accounts. Therefore the carrying values were adjusted and an impairment charge of €55.0 million was recognized in the five months ended May 31, 2015.

(9)	Settlement of legacy matters
Successor

A net income of €5.6 million has been recognized in liabilities relating to periods prior to acquisition of the Findus and Iglo businesses by the Company (charge of €1.8 million in the year ended December 31, 2016, charge of €1.9 million in the nine months ended December 31, 2015). These were previously classified within Investigation and implementation of strategic opportunities and other items and have been reclassified into this line for all successor periods presented.

The credit includes a charge of €3.9 million associated with settlements of tax audits, offset by gains of €4.2 million from the reassessment of sales tax provisions, €1.2 million from the reassessment of interest on sales tax provisions, a €2.8 million gain on a legacy pension plan in Norway and a €1.3 million gain on disposal of a non-operational factory.

(10)	Remeasurement of indemnification assets
Successor
Remeasurement of the indemnification assets relates to the movement in value of shares held in escrow as part of the consideration on the acquisition of the Findus Group as well as the release of indemnification assets associated with the acquisition of the Iglo Group as discussed in Note 19.
Tax impact of exceptional items
The tax impact of the exceptional items amounts to a credit of €13.8 million in the year ended December 31, 2017 (year ended December 31, 2016: credit of €8.8 million, nine months ended December 31, 2015: credit of €6.1 million, year ended March 31, 2015: €nil, five months ended May 31, 2015: credit of €22.0 million).
Cash flow impact of exceptional items
Included in the Consolidated Statements of Cash Flows for the year ended December 31, 2017 is €99.5 million (year ended December 31, 2016: €49.2 million, nine months ended December 31, 2015: €91.6 million, year ended March 31, 2015: €0.7 million, 5 months ended May 31, 2015: €6.2 million) of cash outflows relating to exceptional items. This includes cash flows related to the above items as well as the cash impact of the settlement of provisions brought forward from previous accounting periods.